Note 9 - Other Long-term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

9. Other Long-term Liabilities

Other long-term liabilities balance was $856 as of September 30, 2013 and December 31, 2012, and consists of long-term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years. The Company is in the process of researching and resolving the balances for settlement and/or write-off.

9. Other Long-Term Liabilities

Other Long-term Liabilities balance of $856 and $609 as of December 31, 2012 and 2011, respectively, consists of long term, aged payables to vendors, individuals, and other third parties that have been outstanding for more than 5 years.  The Company is in the process of researching and resolving the balances for settlement and/or write-off.